Joint Ventures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments accounted for using equity method		$ 146,425	$ 133,140	$ 29,466
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,448	2,855	97
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(51)	2,845	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		717	5,458	341
SQM Vitas Spain [Member]
Investments accounted for using equity method		0	0	1,182
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	0	(251)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ 0	0	109
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Name of joint venture		Sichuan SQM Migao Chemical Fertilizers Co Ltda.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 11,444	12,150	13,257
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(535)	(1,372)	(845)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	(12)
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ (535)	(1,372)	(857)
Coromandel SQM India [Member]
Name of joint venture		Coromandel SQM India
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 1,633	1,499	962
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		165	435	88
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ 165	435	88
SQM Vitas Fzco. [Member]
Name of joint venture		SQM Vitas Fzco.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 19,478	17,956	11,604
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,502	3,458	369
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(5)	449	9,686
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ 1,497	3,907	10,055
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Name of joint venture		SQM Star Qingdao Corp Nutrition Co., Ltd.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 2,980	2,618	2,462
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		361	163	495
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ 361	163	495
SQM Vitas Brazil Agroindustria [Member]
Name of joint venture		SQM Vitas Brazil Agroindustria
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 11,003	9,343	3,722
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,753	4,570	(72)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(51)	2,845	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ 826	5,130	(36)
SQM Vitas Southern Africa Pty. [Member]
Name of joint venture		SQM Vitas Southern Africa Pty.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
SQM Vitas Peru S.A.C. [Member]
Name of joint venture		SQM Vitas Perú S.A.C.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 5,961	5,964	5,061
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(216)	815	786
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ (108)	408	393
SQM Vitas Plantacote B.V [Member]
Name of joint venture		SQM Vitas Plantacote B.V.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method	[1]	$ 669	588	3,598
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	(1)	187	215
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ (1)	(80)	(125)
Minera Exar S.A. [Member]
Name of joint venture		Minera Exar S.A.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 26,860	25,000	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(27)	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ (27)	0
SQM Vitas Holland [Member]
Name of joint venture		SQM Vitas Holland B.V.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2017
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 1,429	1,269	1,181
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(18)	171	(10)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		(18)	171	(11)
Joint ventures [member]
Investments accounted for using equity method		17,633	15,895	13,563
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,536	5,572	678
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(5)	449	9,674
Share of total comprehensive income of associates and joint ventures accounted for using equity method		$ 1,443	$ 3,304	$ 9,770

[1]	SQM Vitas Holland